Stockholders' Equity - Share-Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	May 02, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant					0
Unrecognized compensation expense related to non-vested share-based compensation awards	$ 100,000		$ 100,000
Cost expected to be recognized over weighted average period			3 months 18 days
Share-based compensation (Income) expense	$ 70,000	$ 116,000	$ 203,000	$ (5,000)
2019 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant	502		502
2019 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance	1,500,000		1,500,000
2019 Equity Incentive Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, exercise price of common stock granted as percentage of fair value on the date of grant			100.00%